Financial Instruments and Risk Management - Foreign Currency Sensitivity Analysis (Details) - Foreign currency forwards and swaps $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percentage	1.00%
Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on net earnings	$ (0.4)
Reasonably possible increase in risk variable, impact on other comprehensive income	1.2
Reasonably possible decrease in risk variable, impact on net earnings	0.4
Reasonably possible decrease in risk variable, impact on other comprehensive income	(1.2)
Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on net earnings	0.0
Reasonably possible increase in risk variable, impact on other comprehensive income	(0.2)
Reasonably possible decrease in risk variable, impact on net earnings	0.0
Reasonably possible decrease in risk variable, impact on other comprehensive income	0.2
Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on net earnings	(0.3)
Reasonably possible increase in risk variable, impact on other comprehensive income	1.1
Reasonably possible decrease in risk variable, impact on net earnings	0.3
Reasonably possible decrease in risk variable, impact on other comprehensive income	(1.1)
Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on net earnings	0.0
Reasonably possible increase in risk variable, impact on other comprehensive income	0.4
Reasonably possible decrease in risk variable, impact on net earnings	0.0
Reasonably possible decrease in risk variable, impact on other comprehensive income	$ (0.4)